Loss before taxation - Staff costs - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 74,906,426	$ 32,685,652	$ 99,326,544	$ 17,468,648	$ 9,828,907
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	26,700,041	19,091,633	48,414,622	5,377,536	481,792
Selling and distribution expenses
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	781,488	390,326	1,299,320	675,418	376,102
Administrative and other operating expenses
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	40,100,759	11,263,257	42,669,294	9,359,041	6,089,156
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 7,324,138	$ 1,940,436	$ 6,943,308	$ 2,056,653	$ 2,881,857